Average Annual Total Returns - Class S - Thrivent Multidimensional Income Fund	Class S 1 Year	Class S SinceInception(2/28/2017)	Class S (after taxes on distributions) 1 Year	Class S (after taxes on distributions) SinceInception(2/28/2017)	Class S (after taxes on distributions and redemptions) 1 Year	Class S (after taxes on distributions and redemptions) SinceInception(2/28/2017)	Bloomberg Barclays U.S. Corporate High Yield Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Corporate High Yield Bond Index(reflects no deduction for fees, expenses or taxes) SinceInception(2/28/2017)	Bloomberg Barclays Emerging Markets USD Sovereign Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Emerging Markets USD Sovereign Index(reflects no deduction for fees, expenses or taxes) SinceInception(2/28/2017)	S&P U.S. Preferred Stock Total Return Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P U.S. Preferred Stock Total Return Index(reflects no deduction for fees, expenses or taxes) SinceInception(2/28/2017)
Total	5.74%	5.05%	4.10%	3.48%	3.31%	3.13%	7.11%	6.03%	5.17%	5.05%	7.97%	6.16%